DISPOSAL OF SHANGHAI CAIYIN	12 Months Ended
Dec. 31, 2020
Other Payable Relates To The Disposal Of Subsidiaries [Abstract]
DISPOSAL OF SHANGHAI CAIYIN
8.	DISPOSAL OF SHANGHAI CAIYIN

In September, 2019, Niwodai Internet entered into an agreement (the “Agreement”) with Shenzhen Rongxinbao, and Shanghai Jiayin, which wholly owns the equity interest of Shanghai Caiyin. Pursuant to the Agreement, Shanghai Jiayin agreed to transfer all of its equity interest in Shanghai Caiyin to Shenzhen Rongxinbao and the Company revises the terms of its collaboration with Shanghai Caiyin. As a result, the Company deconsolidated Shanghai Caiyin (Note 2(b)). Major line items of Shanghai Caiyin as of August 31, 2019 included cash and cash equivalents, restricted cash, contract assets, liabilities from the investor assurance program and tax payable. As Shanghai Caiyin was in net deficit position as of August 31, 2019 due to its collaboration with the Company, the Company also agreed to waive Shanghai Caiyin’s payables to the Company of RMB 1,973,613 and pay a total transaction price of RMB 1,078,686, of which RMB 372,085 is contingent upon Shanghai Caiyin’s liability status in the period preceding December 30, 2022 subject to the cap amount of RMB 372,085, RMB 255,064 and RMB117,021 on December 30, in each of the three years ending 2022, respectively. The remaining amount of the equity transfer consideration shall be settled through the service fee Shenzhen Rongxinbao collected on behalf of the Company.

For the year ended December 31, 2019, no gain or loss was recognized for the transaction. For the year ended December 31, 2020, “Gain from de-recognition of other payable associated with disposal of Shanghai Caiyin” of RMB 117,021 was derived from the release of contingent consideration payable. As of December 31, 2019 and 2020, the payable related to the disposal of Shanghai Caiyin was RMB 839,830 which consisted of fixed consideration payable of RMB 467,744 and contingent consideration payable of RMB 372,085, and RMB 566,532 which consisted of fixed consideration payable of RMB 311,468 and contingent consideration payable of RMB 255,064, respectively.